REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Summary of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type	The Group records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Marketing	29,575	28,595	60,311	55,851
Data	10,019	1,946	19,918	3,905
Total revenues	39,594	30,541	80,229	59,756
The Group presents revenue as disaggregated by market based on the location of end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
North America	19,111	12,257	40,099	27,073
U.K. and Ireland	11,057	9,911	22,140	18,831
Other Europe	6,638	5,789	12,576	9,583
Rest of the world	2,788	2,584	5,414	4,269
Total revenues	39,594	30,541	80,229	59,756
Presentation of revenue by market based on the location for the comparative period was adjusted to consistently reflect changes in revenue classification. It resulted in a reclassification from Other Europe to Rest of the world by $142 and $209 for the three and six months ended June 30, 2024, respectively.
The Group presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Performance marketing	24,948	24,219	50,679	47,592
Subscription	10,019	1,946	19,918	3,905
Advertising & other	4,627	4,376	9,632	8,259
Total revenues	39,594	30,541	80,229	59,756
The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Casino	23,737	22,073	48,313	41,883
Sports	15,139	8,310	30,640	17,611
Other	718	158	1,276	262
Total revenues	39,594	30,541	80,229	59,756

Explanation of significant changes in contract assets and contract liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2025	As of December 31, 2024
Contract assets	324	252
Contract liabilities	(4,701)	(2,616)
The following table shows how much of the revenue recognized in the three and six months ended June 30, relates to brought forward contract liabilities.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Subscription	780	563	1,902	1,714